TAXATION - Components of deferred taxes (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Deferred tax asset
Net operating loss	¥ 540,787	$ 74,088	¥ 425,390
Foreign exchange loss	2,140	293	2,755
Depreciation and amortization	16,212	2,221	17,647
Property, plant and equipment impairment	1,914	262	2,340
Deposits for non-current assets	17,725	2,428	17,725
Allowance for doubtful accounts	51,153	7,008	29,299
Lease liabilities	45,536	6,238	59,875
Other long-term assets	94,563	12,955	94,791
Equity investment	7,105	973	7,005
Others	10,506	1,439	11,770
Total deferred tax assets	787,641	107,905	668,597
less: Valuation allowance	(751,370)	(102,937)	(623,044)
Net deferred tax assets	36,271	4,968	45,553
Deferred tax liabilities
Equity investment	(999)	(137)	(1,091)
Property, plant and equipment	(16,110)	(2,207)	(2,368)
Disposal of Beijing Century Friendship	(3,126)	(428)	(3,126)
Intangible assets	(65,998)	(9,041)	(71,825)
Right-of-use assets	(32,497)	(4,452)	(45,626)
Capitalized interest	0	0	(18,993)
Others	(411)	(56)	(2,062)
Total deferred tax liabilities	(119,141)	(16,321)	(145,091)
Deferred tax assets, net	0	0	0
Deferred tax liabilities, net	¥ (82,870)	$ (11,353)	¥ (99,538)